Income Taxes (Tables)	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit)
The significant components of the Provision for income tax expense related to continuing operations are as follows (in millions):

	For the Year Ended December 31,
	2016	2015	2014
Current:
Federal	$16.1	$2.6	$2.5
State and other	14.9	12.2	10.8
Total current expense	31.0	14.8	13.3
Deferred:
Federal	130.5	113.9	95.3
State and other	2.4	13.2	2.1
Total deferred expense	132.9	127.1	97.4
Total income tax expense related to continuing operations	$163.9	$141.9	$110.7

Schedule of Effective Income Tax Rate Reconciliation
A reconciliation of differences between the federal income tax at statutory rates and our actual income tax expense on our income from continuing operations, which include federal, state, and other income taxes, is presented below:

	For the Year Ended December 31,
	2016	2015	2014
Tax expense at statutory rate	35.0%	35.0%	35.0%
Increase (decrease) in tax rate resulting from:
State and other income taxes, net of federal tax benefit	3.8%	3.6%	4.3%
Increase (decrease) in valuation allowance	0.1%	1.2%	(1.9)%
Noncontrolling interests	(4.4)%	(5.3)%	(5.1)%
Acquisition of additional equity interest in Fairlawn	—%	—%	(3.6)%
Other, net	(0.5)%	1.4%	(0.1)%
Income tax expense	34.0%	35.9%	28.6%

Schedule of Components of Deferred Tax Assets and Liabilities
The significant components of HealthSouth’s deferred tax assets and liabilities are presented in the following table (in millions):

	As of December 31,
	2016	2015
Deferred income tax assets:
Net operating loss	$64.8	$161.1
Property, net	52.1	48.2
Insurance reserve	32.0	26.0
Stock-based compensation	23.7	23.4
Allowance for doubtful accounts	19.3	24.5
Alternative minimum tax	7.5	10.6
Carrying value of partnerships	12.9	22.1
Other accruals	26.1	25.7
Tax credits	2.6	14.0
Noncontrolling interest	14.8	10.6
Other	0.8	0.8
Total deferred income tax assets	256.6	367.0
Less: Valuation allowance	(27.9)	(27.6)
Net deferred income tax assets	228.7	339.4
Deferred income tax liabilities:
Intangibles	(113.2)	(112.8)
Convertible debt interest	(38.1)	(35.3)
Other	(1.6)	(0.5)
Total deferred income tax liabilities	(152.9)	(148.6)
Net deferred income tax assets	75.8	190.8

Schedule of Unrecognized Tax Benefits Rollforward
A reconciliation of the beginning and ending liability for unrecognized tax benefits is as follows (in millions):

	Gross Unrecognized Income Tax Benefits	Accrued Interest and Penalties
January 1, 2014	$1.1	$0.3
Gross amount of increases in unrecognized tax benefits related to prior periods	0.7	0.1
Gross amount of decreases in unrecognized tax benefits related to prior periods	(0.9)	(0.4)
December 31, 2014	0.9	—
Gross amount of increases in unrecognized tax benefits related to prior periods	1.7	—
Gross amount of increases in unrecognized tax benefits related to current period	0.3	—
December 31, 2015	2.9	—
Gross amount of increases in unrecognized tax benefits related to prior periods	0.3	—
Gross amount of decreases in unrecognized tax benefits related to prior periods	(0.4)	—
Gross amount of increases in unrecognized tax benefits related to current period	0.1	—
Gross amount of decreases in unrecognized tax benefits related to current periods	(0.1)	—
December 31, 2016	$2.8	$—